Exhibit 99.20

Loan Number	Originator Loan Number	Seller Name	Exception Category	Exception Code	Exception Sub-Category	Exception Detail	Remedy Provided	Reviewer Comments	Compensating Factors	Initial Exception Grade	Final Exception Grade	Initial DBRS Exception Grade	Final DBRS Exception Grade	Initial Moody's Exception Grade	Final Moody's Exception Grade	Initial Fitch Exception Grade	Final Fitch Exception Grade	Initial Kroll Exception Grade	Final Kroll Exception Grade	Initial S&P Exception Grade	Final S&P Exception Grade	Originator QM/ATR Status	TPR QM/ATR Status
300791084	xxxxx	xxxxx	Credit	APP 0006	Discrepancy between 1003 and documentation stated and/or verified in file	Non-subject REO address does not match to the documentation in file.	6/29/2018 - Exception is cleared with the attached corrected 1003 / Application. 1003 / Application REO section was corrected to match the documentation provided in file. Discrepancy is not considered material, thus borrower signature is not required. APP 0006 Exception Cleared;	6/29/2018 - Exception is cleared with the attached corrected 1003 / Application. 1003 / Application REO section was corrected to match the documentation provided in file. Discrepancy is not considered material, thus borrower signature is not required. APP 0006 Exception Cleared;	Verified housing payment history - Credit report confirms xx months satisfactory mortgage rating on departing residence.; Verified reserves - Post closing reserves xxxxx (xx Months PITI). 12 months PITI required.	3	1	C	A	C	A	C	A	C	A	C	A		QM / Non-HPML
300791084	xxxxx	xxxxx	Credit	QMATR 0010	Income used to qualify does not adhere to Appendix Q	Missing YTD P&L and Balance Sheet for borrowers Schedule C self-employment consulting business .	10/17/2018 - Exception is cleared with the attached post-consummation dated CPA letter that confirms all YTD activity for Schedule C is listed on the 1120S YTD P&L and Balance Sheet provided in file. QMATR 0010 Exception Cleared;
6/29/2018 - "Please see pages 460 & 461 of original loan file". ** No exception cleared. YTD P&L and Balance Sheet provided in file is for the borrowers 1120S self-employment business. Missing is YTD P&L and Balance Sheet for the borrowers Schedule C self-employment consulting services. QMATR 0010 Exception Remains;
7/17/2018 - Attached lender letter of explanation is insufficient to satisfy the exception. QMATR 0010 Exception Remains;
8/14/2018 - Attached 2017 YTD P&L / Balance Sheet is insufficient to satisfy the exception. Business name listed on the attached does not match to the business name listed on the tax returns  - Schedule C. QMATR 0010 Exception Remains;
10/17/2018 - Exception is cleared with the attached post-consummation dated CPA letter that confirms all YTD activity for Schedule C is listed on the 1120S YTD P&L and Balance Sheet provided in file. QMATR 0010 Exception Cleared;
									Verified housing payment history - Credit report confirms xx months satisfactory mortgage rating on departing residence.; Verified reserves - Post closing reserves xxxxx (xx Months PITI). 12 months PITI required.	3	1	C	A	C	A	C	A	C	A	C	A		QM / Non-HPML
300870722	xxxxx	xxxxx	Credit	HUD 0011	Missing Evidence of sale of property owned	Missing Final Settlement Statement/Closing Disclosure from sale of prior primary residence to confirm receipt of funds and payoff of mortgage.	8/22/2018 - Exception is cleared with the attached copy of the final settlement statement for prior primary residence evidencing the transfer of sales proceeds to title for subject transaction. HUD 0011 Exception Cleared;	8/22/2018 - Exception is cleared with the attached copy of the final settlement statement for prior primary residence evidencing the transfer of sales proceeds to title for subject transaction. HUD 0011 Exception Cleared;	Low LTV/CLTV/HCLTV - LTV/CLTV of 68.30%. Maximum of 80% LTV/CLTV allowed per guidelines. ; Verified credit history - 788 qualifying credit score. 680 minimum score required. No derogatory credit. xxx months of mortgage history reporting 0x30.	3	1	C	A	C	A	C	A	C	A	C	A		QM / Non-HPML
300870722	xxxxx	xxxxx	Credit	CRED 0018	Gift Funds not Properly Verified	Gift Letter from non-borrowing spouse. No evidence these funds were provided to borrower. Evidence of transfer to borrower required as these funds required for closing and reserves.	Client: 10/15/2018 - Received investors acknowledgment of the lender guide exception for insufficient reserves due to compensating factors of low LTV and excellent mortgage history. CRED 0018 Exception Overridden to EV2;	8/22/2018 - Lender posted response is insufficient to satisfy the exception. CRED 0018 Exception Remains; 10/15/2018 - Received investors acknowledgment of the lender guide exception for insufficient reserves due to compensating factors of low LTV and excellent mortgage history. CRED 0018 Exception Overridden to EV2;	Low LTV/CLTV/HCLTV - LTV/CLTV of 68.30%. Maximum of 80% LTV/CLTV allowed per guidelines. ; Verified credit history - 788 qualifying credit score. 680 minimum score required. No derogatory credit. xxx months of mortgage history reporting 0x30.	3	2	C	B	C	B	C	B	C	B	C	B		QM / Non-HPML
300884559	xxxxx	xxxxx	Compliance	TRID 0172	Missing revised LE after Change of Circumstance	Missing two re-disclosed LEs.	10/24/2018 - Exception is cleared with the attached re-disclosed CD. TRID 0172 Exception Cleared;
10/15/2018 - Exception is partially cleared with the attached CD. TRID 0172 Exception Remains;
10/19/2018 - Exception remains partially cleared with the attached official attestation . Still missing is re-disclosed CD as indicated on the attached re-disclosure log (Ref Stip 10/15). TRID 0172 Exception Remains;
10/23/2018 - Exception is partially cleared with the attached official attestation confirming that there was no re-disclosure and accompanying corrected re-disclosure log. Issue date was changed to  match the COC date. ** Upon further review of the attached re-disclosure log it has been determined that the re-disclosed LE issued for lock extension is missing from the loan file. TRID 0172 Exception Remains;
10/24/2018 - Exception is cleared with the attached re-disclosed CD. TRID 0172 Exception Cleared;
									Verified credit history - Oldest tradeline xxxx, Middle credit score 799 with no history of delinquency reported.; Low DTI - 29.30% DTI < 43%	3	1	C	A	C	A	C	A	C	A	C	A		QM / Non-HPML
300884559	xxxxx	xxxxx	Compliance	TRID 0189	Missing "Paid To" designee on Closing Disclosure (12 CFR 1026.38(f)(1-5))	Seller paid property taxes disclosed in Section F paid to designee does not match to to the Seller CD.
10/9/2018 - Attached corrective re-disclosure is insufficient to satisfy the exception.  TRID 0189 Exception Remains;
10/19/2018 - Exception is s partially cured with the attached corrective re-disclosure, accompanying letter of explanation, with shipment tracking receipt. Exception can be overridden to EV2 once package has been delivered. TRID 0189 Exception Remains;
10/19/2018 - Exception is cured with the corrective re-disclosure, accompanying letter of explanation, with shipment tracking receipt (REF STIP 10/19). Disbursement date and prepaid interest collected matches to the settlement statement in file. Performed shipment tracking via 3rd party website which confirms delivery to borrower was completed within 60 days of consummation. TRID 0189 Exception Overridden to EV2;

									Verified credit history - Oldest tradeline xxxx, Middle credit score 799 with no history of delinquency reported.; Low DTI - 29.30% DTI < 43%	3	2	C	B	C	B	C	B	C	B	C	B		QM / Non-HPML
300884559	xxxxx	xxxxx	Credit	CRED 0096	Missing proof of PITI payment on non-subject property	Missing documented HOA payment for departing condominium residence, xxxxx xxth St	10/8/2018 - Exception is cleared with the attached post-consummation dated sales listing for departing residence to evidence that borrower is not subject to any homeowners dues. CRED 0096 Exception Cleared;	10/8/2018 - Exception is cleared with the attached post-consummation dated sales listing for departing residence to evidence that borrower is not subject to any homeowners dues. CRED 0096 Exception Cleared;	Verified credit history - Oldest tradeline xxxx, Middle credit score 799 with no history of delinquency reported.; Low DTI - 29.30% DTI < 43%	3	1	C	A	C	A	C	A	C	A	C	A		QM / Non-HPML
300884559	xxxxx	xxxxx	Credit	CRED 0083	Asset Documentation is Insufficient	IRA account statement is missing pages.	10/8/2018 - Exception re-reviewed and cleared. Lender guide only requires most recent one month statement. Most recent June statement is complete. CRED 0083 Exception Cleared;	10/8/2018 - Exception re-reviewed and cleared. Lender guide only requires most recent one month statement. Most recent June statement is complete. CRED 0083 Exception Cleared;	Verified credit history - Oldest tradeline xxxx, Middle credit score 799 with no history of delinquency reported.; Low DTI - 29.30% DTI < 43%	3	1	C	A	C	A	C	A	C	A	C	A		QM / Non-HPML
300884559	xxxxx	xxxxx	Compliance	TRID 0203	General or Specific Lender Credit is Insufficient to Cure Fee Variance	A Lender Credit for Excess Charges of ($0.00), Principal Reduction for Excess Charges of ($0.00), and general or specific lender credit increases of ($100.00) were applied to the total fee variance of ($243.78) between the baseline disclosure and the last Closing Disclosure. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance.	10/19/2018 - Lender posted response is insufficient to satisfy the exception. Credit to cure is insufficient to cover the 0% tolerance violation for Loan Discount Fee. TRID 0203 Exception Remains; 10/23/2018 - Compliance resubmitted with COC provided in file for the final closing disclosure. Confirmed APR did not increase above 0.125%. TRID 0203 Exception Cleared;
10/15/2018 - UPDATED EXCEPTION (Received Interim CD Ref TRID 0172 Stip 10/15): A Lender Credit for Excess Charges of ($0.00), Principal Reduction for Excess Charges of ($0.00), and general or specific lender credit increases of ($100.00) were applied to the total fee variance of ($243.78) between the baseline disclosure and the last Closing Disclosure. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. TRID 0203 Exception Remains;
10/19/2018 - Credit to cure is insufficient to cover the 0% tolerance violation for Loan Discount Fee. TRID 0203 Exception Remains;
10/23/2018 - Compliance resubmitted with COC provided in file for the final closing disclosure. Confirmed APR did not increase above 0.125%. TRID 0203 Exception Cleared;
									Verified credit history - Oldest tradeline xxxx, Middle credit score 799 with no history of delinquency reported.; Low DTI - 29.30% DTI < 43%	3	1	C	A	C	A	C	A	C	A	C	A		QM / Non-HPML
301026335	xxxxx	xxxxx	Credit	APRV 0003	Missing Loan Approval Date	1008 is not signed or dated. No other lender approval in file. No lender approval with underwriting conditions provided. Unable to determine loan approval date and approving underwriter.	12/10/2018 - Exception is cleared with the attached underwriter signed and dated loan approval form. APRV 0003 Exception Cleared;	12/10/2018 - Exception is cleared with the attached underwriter signed and dated loan approval form. APRV 0003 Exception Cleared;	Verified reserves - Post closing reserves of xxxxx, xxxxx months of verified PITI reserves. 12 months of PITI reserves required per guidelines.; Verified credit history - 794/808 qualifying credit scores. 680 minimum score required. No derogatory credit. Credit file dates back to 1/1997.	3	1	C	A	C	A	C	A	C	A	C	A		QM / Non-HPML
301026335	xxxxx	xxxxx	Compliance	TRID 0171	Missing valid Change of Circumstance(s)	Missing valid Change of Circumstance for re-disclosed LEs	12/11/2018 - Exception is cleared with the attached change of circumstance forms for the interim LEs. TRID 0171 Exception Cleared;	12/11/2018 - Exception is cleared with the attached change of circumstance forms for the interim LEs. TRID 0171 Exception Cleared;	Verified reserves - Post closing reserves of xxxxx, xxxxx months of verified PITI reserves. 12 months of PITI reserves required per guidelines.; Verified credit history - 794/808 qualifying credit scores. 680 minimum score required. No derogatory credit. Credit file dates back to 1/1997.	3	1	C	A	C	A	C	A	C	A	C	A		QM / Non-HPML
301026335	xxxxx	xxxxx	Compliance	RESPA 0029	Missing Homeownership Counseling Disclosure	No evidence that borrower was provided with Homeownership Counseling Disclosure within 3 business days of application date.	12/10/2018 - Exception is cleared with the attached copy of the Homeownership Counseling List. RESPA 0029 Exception Cleared;	12/10/2018 - Exception is cleared with the attached copy of the Homeownership Counseling List. RESPA 0029 Exception Cleared;	Verified reserves - Post closing reserves of xxxxx, xxxxx months of verified PITI reserves. 12 months of PITI reserves required per guidelines.; Verified credit history - 794/808 qualifying credit scores. 680 minimum score required. No derogatory credit. Credit file dates back to 1/1997.	3	1	C	A	C	A	C	A	C	A	C	A		QM / Non-HPML
301026335	xxxxx	xxxxx	Compliance	TRID 0133	Missing Home Loan Toolkit	Missing evidence that borrower was provided with Home Loan Toolkit.	12/12/2018 - Exception is cleared with the attached disclosure tracking that evidences delivery to borrower of the home loan toolkit. TRID 0133 Exception Cleared;	12/10/2018 - Attached copy of the Home Loan Toolkit is insufficient to satisfy the exception. Missing the corresponding disclosure cover letter addressed to borrower or disclosure tracking to evidence delivery. TRID 0133 Exception Remains; 12/12/2018 - Exception is cleared with the attached disclosure tracking that evidences delivery to borrower of the home loan toolkit. TRID 0133 Exception Cleared;	Verified reserves - Post closing reserves of xxxxx, xxxxx months of verified PITI reserves. 12 months of PITI reserves required per guidelines.; Verified credit history - 794/808 qualifying credit scores. 680 minimum score required. No derogatory credit. Credit file dates back to 1/1997.	3	1	C	A	C	A	C	A	C	A	C	A		QM / Non-HPML
301026335	xxxxx	xxxxx	Compliance	TRID 0134	Missing E-Sign Disclosure	No evidence that borrower was provided with E-sign disclosure. Initial 1003 and Disclosures in file have been E-signed by the borrowers. Unable to determine if intent to use electronic delivery method for the borrowers was evident.	12/10/2018 - Exception is cleared with the attached borrower accepted eDisclosures. TRID 0134 Exception Cleared;	12/10/2018 - Exception is cleared with the attached borrower accepted eDisclosures. TRID 0134 Exception Cleared;	Verified reserves - Post closing reserves of xxxxx, xxxxx months of verified PITI reserves. 12 months of PITI reserves required per guidelines.; Verified credit history - 794/808 qualifying credit scores. 680 minimum score required. No derogatory credit. Credit file dates back to 1/1997.	3	1	C	A	C	A	C	A	C	A	C	A		QM / Non-HPML
301026335	xxxxx	xxxxx	Property	APPR 0040	Missing Third Party Appraisal Review	Missing required 3rd party appraisal analysis to reflect value is supported. No post closing CDA provided.	12/10/2018 - Received 3rd Party Desk Review that reflects original appraisal value is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	12/10/2018 - Received 3rd Party Desk Review that reflects original appraisal value is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Verified reserves - Post closing reserves of xxxxx, xxxxx months of verified PITI reserves. 12 months of PITI reserves required per guidelines.; Verified credit history - 794/808 qualifying credit scores. 680 minimum score required. No derogatory credit. Credit file dates back to 1/1997.	3	1	C	A	C	A	C	A	C	A	C	A		QM / Non-HPML
301026335	xxxxx	xxxxx	Credit	CRED 0089	Missing Required Fraud Tool	Missing comprehensive fraud report with all alerts satisfactorily addressed.	12/10/2018 - Exception is cleared with the attached comprehensive fraud report. CRED 0089 Exception Cleared;	12/10/2018 - Exception is cleared with the attached comprehensive fraud report. CRED 0089 Exception Cleared;	Verified reserves - Post closing reserves of xxxxx, xxxxx months of verified PITI reserves. 12 months of PITI reserves required per guidelines.; Verified credit history - 794/808 qualifying credit scores. 680 minimum score required. No derogatory credit. Credit file dates back to 1/1997.	3	1	C	A	C	A	C	A	C	A	C	A		QM / Non-HPML
301026335	xxxxx	xxxxx	Credit	QMATR 0008	VOE/VVOE must be performed at or before consummation 1026.43(e)(v)	The VOEs for borrower and coborrower post-consummation dated. No pre-consummation employment verification provided as required per Appendix Q.		12/10/2018 - Exception is overridden to EV2. Attached WVOE for B2 is dated within 10 days prior to the Note. B1s post-consummation dated VVOE is in support of the pre-consummation dated WVOE, YTD paystub, and two years W2s provided in file. QMATR 0008 Exception Overridden to EV2;	Verified reserves - Post closing reserves of xxxxx, xxxxx months of verified PITI reserves. 12 months of PITI reserves required per guidelines.; Verified credit history - 794/808 qualifying credit scores. 680 minimum score required. No derogatory credit. Credit file dates back to 1/1997.	3	2	C	B	C	B	C	B	C	B	C	B		QM / Non-HPML
301026335	xxxxx	xxxxx	Credit	CRED 0001	Unacceptable Mortgage History	Missing mortgage history from 6/2018 to 8/2018. Credit report (pg 299) reflects history through 5/2018.	12/11/2018 - Exception is cleared with the supplemental credit report confirming satisfactory mortgage rating from 6/2018 to 8/2018. CRED 0001 Exception Cleared;	12/11/2018 - Exception is cleared with the supplemental credit report confirming satisfactory mortgage rating from 6/2018 to 8/2018. CRED 0001 Exception Cleared;	Verified reserves - Post closing reserves of xxxxx, xxxxx months of verified PITI reserves. 12 months of PITI reserves required per guidelines.; Verified credit history - 794/808 qualifying credit scores. 680 minimum score required. No derogatory credit. Credit file dates back to 1/1997.	3	1	C	A	C	A	C	A	C	A	C	A		QM / Non-HPML
301026335	xxxxx	xxxxx	Compliance	TRID 0009	Initial Closing Disclosure Sent Method Not In Person and No Received Date
No evidence that initial CD was provided to borrower by other than US Mail. The Initial Closing Disclosure was provided on (xxxx) via (U.S. Mail). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction not later than three business days prior to the consummation date of (xxxxx). Since the Initial Closing Disclosure was not provided in person, a consumer is considered to have received it on (xxxxx), which is three business days after it was delivered or placed in the mail. Since the Initial Closing Disclosure was not provided to the consumer in person, it should have been provided to the consumer no later than (xxxxx), for consummation to occur on (xxxxx). (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii))
							12/11/2018 - Exception is cleared with the attached borrower esigned copy of the initial CD. TRID 0009 Exception Cleared. Disclosure was esigned on the issue date. TRID 0009 Exception Cleared;	12/11/2018 - Exception is cleared with the attached borrower esigned copy of the initial CD. TRID 0009 Exception Cleared. Disclosure was esigned on the issue date. TRID 0009 Exception Cleared;	Verified reserves - Post closing reserves of xxxxx, xxxxx months of verified PITI reserves. 12 months of PITI reserves required per guidelines.; Verified credit history - 794/808 qualifying credit scores. 680 minimum score required. No derogatory credit. Credit file dates back to 1/1997.	3	1	C	A	C	A	C	A	C	A	C	A		QM / Non-HPML
301026335	xxxxx	xxxxx	Compliance	COMP 0029	Missing Evidence of Rate Lock	Missing Rate Lock document or evidence of initial rate lock date.	12/10/2018 - Exception is cleared with the attached lock confirmation that provides the documented rate lock date. COMP 0029 Exception Cleared;	12/10/2018 - Exception is cleared with the attached lock confirmation that provides the documented rate lock date. COMP 0029 Exception Cleared;	Verified reserves - Post closing reserves of xxxxx, xxxxx months of verified PITI reserves. 12 months of PITI reserves required per guidelines.; Verified credit history - 794/808 qualifying credit scores. 680 minimum score required. No derogatory credit. Credit file dates back to 1/1997.	3	1	C	A	C	A	C	A	C	A	C	A		QM / Non-HPML
301026335	xxxxx	xxxxx	Compliance	TRID 0151	Missing Evidence of Service Provider List	Missing evidence that borrower was provided with Settlement Service Provider list.	12/10/2018 - Exception is cleared with the attached copy of the service provider list. TRID 0151 Exception Cleared;	12/10/2018 - Exception is cleared with the attached copy of the service provider list. TRID 0151 Exception Cleared;	Verified reserves - Post closing reserves of xxxxx, xxxxx months of verified PITI reserves. 12 months of PITI reserves required per guidelines.; Verified credit history - 794/808 qualifying credit scores. 680 minimum score required. No derogatory credit. Credit file dates back to 1/1997.	3	1	C	A	C	A	C	A	C	A	C	A		QM / Non-HPML
301026335	xxxxx	xxxxx	Compliance	TRID 0148	LE or CD is Deficient	CD Property Costs Over Year 1 is inaccurate.	12/26/2018 - Exception re-reviewed and cleared. 11 months for escrow fees 1 year after consummation is to deemed to be acceptable. TRID 0148 Exception Cleared;	12/12/2018 - "Please see comment". No other comments posted. No documented attached for review. TRID 0148 Exception Remains; 12/26/2018 - Exception re-reviewed and cleared. 11 months for escrow fees 1 year after consummation is to deemed to be acceptable. TRID 0148 Exception Cleared;	Verified reserves - Post closing reserves of xxxxx, xxxxx months of verified PITI reserves. 12 months of PITI reserves required per guidelines.; Verified credit history - 794/808 qualifying credit scores. 680 minimum score required. No derogatory credit. Credit file dates back to 1/1997.	3	1	C	A	C	A	C	A	C	A	C	A		QM / Non-HPML
301026335	xxxxx	xxxxx	Credit	FRAUD 0001	Fraud report alerts have not been addressed	Fraud report indicates subject is located in a zip code declared as a Disaster Area. No disaster report provided in file. Also missing is investors acknowledgment that the subject property is located in a declared disaster area.	Client: 12/27/2018 - Exception is overridden to EV2. Investor confirmed Disaster Area Property Report confirming no damage to subject is dated after the declaration date is acceptable. FRAUD 0001 Exception Overridden to EV2;	12/18/2018 - Exception is partially cleared with the attached Disaster Area Property Report confirming no damage to subject. FRAUD 0001 Exception Remains; 12/24/2018 - No documents attached for review. Missing is investors acknowledgment that the property is located in a FEMA declared disaster area. FRAUD 0001 Exception Remains; 12/27/2018 - Exception is overridden to EV2. Investor confirmed Disaster Area Property Report confirming no damage to subject is dated after the declaration date is acceptable. FRAUD 0001 Exception Overridden to EV2;	Verified reserves - Post closing reserves of xxxxx, xxxxx months of verified PITI reserves. 12 months of PITI reserves required per guidelines.; Verified credit history - 794/808 qualifying credit scores. 680 minimum score required. No derogatory credit. Credit file dates back to 1/1997.	3	2	C	B	C	B	C	B	C	B	C	B		QM / Non-HPML
301026333	xxxxx	xxxxx	Credit	CRED 0089	Missing Required Fraud Tool	Missing comprehensive fraud report with all alerts satisfactorily addressed by lender.	12/10/2018 - Exception is cleared with the attached fraud report. CRED 0089 Exception Cleared;	12/10/2018 - Exception is cleared with the attached fraud report. CRED 0089 Exception Cleared;	Verified housing payment history - Credit report confirms 61 months satisfactory mortgage rating.; Low DTI - 28% DTI < 43%	3	1	C	A	C	A	C	A	C	A	C	A		QM / Non-HPML
301026333	xxxxx	xxxxx	Credit	APP 0001	Missing Final 1003 Application	Missing the final 1003/Application	12/11/2018 - Exception is cleared with the attached copy of the borrower / loan originator signed 1003. APP 0001 Exception Cleared;	12/11/2018 - Exception is cleared with the attached copy of the borrower / loan originator signed 1003. APP 0001 Exception Cleared;	Verified housing payment history - Credit report confirms 61 months satisfactory mortgage rating.; Low DTI - 28% DTI < 43%	3	1	D	A	D	A	D	A	D	A	D	A		QM / Non-HPML
301026333	xxxxx	xxxxx	Credit	APP 0004	Initial 1003 Application is Incomplete	Missing the borrower signed initial 1003 / Application. No loan originator signed 1003 provided in file.	12/11/2018 - Exception is cleared with attached borrower / loan originator signed initial 1003. APP 0004 Exception Cleared;	12/11/2018 - Exception is cleared with attached borrower / loan originator signed initial 1003. APP 0004 Exception Cleared;	Verified housing payment history - Credit report confirms 61 months satisfactory mortgage rating.; Low DTI - 28% DTI < 43%	3	1	C	A	C	A	C	A	C	A	C	A		QM / Non-HPML
301026333	xxxxx	xxxxx	Compliance	TRID 0171	Missing valid Change of Circumstance(s)	Missing the change of circumstance for the re-disclosed LE.	12/11/2018 - Exception is cleared with the attached change of circumstance form for the interim LE. TRID 0171 Exception Cleared;	12/11/2018 - Exception is cleared with the attached change of circumstance form for the interim LE. TRID 0171 Exception Cleared;	Verified housing payment history - Credit report confirms 61 months satisfactory mortgage rating.; Low DTI - 28% DTI < 43%	3	1	C	A	C	A	C	A	C	A	C	A		QM / Non-HPML
301026333	xxxxx	xxxxx	Credit	HUD 0014	Sales Price on HUD-1 does not agree with Purchase Contract	Missing the Purchase Agreement	12/12/2018 - Exception is cleared with the attached amended escrow instructions. Signed purchase agreement was previously provided via stip presentment on 12/10. HUD 0014 Exception Cleared;	12/10/2018 - Exception is partially cleared with the attached signed purchase agreement. Missing is amendment that includes the seller credit disclosed on the final CD. HUD 0014 Exception Remains; 12/12/2018 - Exception is cleared with the attached amended escrow instructions. Signed purchase agreement was previously provided via stip presentment on 12/10. HUD 0014 Exception Cleared;	Verified housing payment history - Credit report confirms 61 months satisfactory mortgage rating.; Low DTI - 28% DTI < 43%	3	1	C	A	C	A	C	A	C	A	C	A		QM / Non-HPML
301026333	xxxxx	xxxxx	Compliance	TRID 0193	Missing evidence of the Seller Closing Disclosure	Missing Seller CD	Exception is overridden to EV2 with the attached copy of the final settlement statement. Seller paid fees on the attached settlement statement match to the borrower CD. Exception Overridden to EV2
12/11/2018 - Attached sellers estimated settlement statement is insufficient to satisfy the exception. Missing is a copy of the Sellers CD. TRID 0193 Exception Remains;
12/26/2018 - Attached sellers estimated settlement statement is insufficient to satisfy the exception. Missing is a copy of the Sellers CD. TRID 0193 Exception Remains;
12/31/2018 - Exception is cleared with the attached copy of the sellers CD. TRID 0193 Exception Cleared;
1/10/2019- Exception Re-Posted - Seller CD provided via stip presentment on 12/26 is marked estimated. Missing copy of the final sellers CD. TRID 0193 Exception Remains;
1/10/2019 - Attached seller CD is marked estimated. No disbursement date disclosed. Missing is the final seller CD. TRID 0193 Exception Remains;
1/11/2019 - Exception is overridden to EV2 with the attached copy of the final settlement statement. Seller paid fees on the attached settlement statement match to the borrower CD. TRID 0193 Exception Overridden to EV2;

									Verified housing payment history - Credit report confirms 61 months satisfactory mortgage rating.; Low DTI - 28% DTI < 43%	3	2	C	B	C	B	C	B	C	B	C	B		QM / Non-HPML
301026333	xxxxx	xxxxx	Compliance	RESPA 0029	Missing Homeownership Counseling Disclosure	Missing Homeownership Counseling Disclosure, thus unable to confirm 10 counseling agencies were provided	12/10/2018 - Exception is cleared with the attached Homeownership Counseling Organization List. Minimum of 10 agencies were disclosed. RESPA 0029 Exception Cleared;	12/10/2018 - Exception is cleared with the attached Homeownership Counseling Organization List. Minimum of 10 agencies were disclosed. RESPA 0029 Exception Cleared;	Verified housing payment history - Credit report confirms 61 months satisfactory mortgage rating.; Low DTI - 28% DTI < 43%	3	1	C	A	C	A	C	A	C	A	C	A		QM / Non-HPML
301026333	xxxxx	xxxxx	Compliance	COMP 0006	Missing Initial Disclosure(s)	Missing Privacy disclosure	12/10/2018 - Exception is cleared with the attached Privacy Choices for Consumers form with subject loan number referenced and lenders Privacy Disclosure. COMP 0006 Exception Cleared;	12/10/2018 - Exception is cleared with the attached Privacy Choices for Consumers form with subject loan number referenced and lenders Privacy Disclosure. COMP 0006 Exception Cleared;	Verified housing payment history - Credit report confirms 61 months satisfactory mortgage rating.; Low DTI - 28% DTI < 43%	3	1	C	A	C	A	C	A	C	A	C	A		QM / Non-HPML
301026333	xxxxx	xxxxx	Compliance	TRID 0151	Missing Evidence of Service Provider List	Missing Service Provider List	12/10/2018 - Exception is cleared with the attached service provider list. TRID 0151 Exception Cleared;	12/10/2018 - Exception is cleared with the attached service provider list. TRID 0151 Exception Cleared;	Verified housing payment history - Credit report confirms 61 months satisfactory mortgage rating.; Low DTI - 28% DTI < 43%	3	1	C	A	C	A	C	A	C	A	C	A		QM / Non-HPML
301026333	xxxxx	xxxxx	Compliance	TRID 0133	Missing Home Loan Toolkit	Missing evidence of delivery to borrower of the Home Loan Toolkit	12/12/2018 - Exception is cleared with the attached disclosure tracking that documents delivery of the Home Loan toolkit to borrowers. TRID 0133 Exception Cleared;	12/10/2018 - Attached copy of the Home Loan Toolkit is insufficient to satisfy the exception. Missing the corresponding cover letter addressed to borrower or disclosure tracking to evidence delivery. TRID 0133 Exception Remains; 12/12/2018 - Exception is cleared with the attached disclosure tracking that documents delivery of the Home Loan toolkit to borrowers. TRID 0133 Exception Cleared;	Verified housing payment history - Credit report confirms 61 months satisfactory mortgage rating.; Low DTI - 28% DTI < 43%	3	1	C	A	C	A	C	A	C	A	C	A		QM / Non-HPML
301026333	xxxxx	xxxxx	Compliance	TRID 0134	Missing E-Sign Disclosure	Missing the borrower accepted eDisclosure. Disclosures were esigned.	Exception is cleared with the attached borrower accepted eDisclosures. Exception Cleared;	Exception is cleared with the attached borrower accepted eDisclosures. Exception Cleared;	Verified housing payment history - Credit report confirms 61 months satisfactory mortgage rating.; Low DTI - 28% DTI < 43%	3	1	C	A	C	A	C	A	C	A	C	A		QM / Non-HPML
301026333	xxxxx	xxxxx	Property	APPR 0040	Missing Third Party Appraisal Review	Missing required 3rd party appraisal analysis to reflect value is supported. No post closing CDA provided.	12/10/2018 - Received 3rd Party Desk Review that reflects original appraisal value is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	12/10/2018 - Received 3rd Party Desk Review that reflects original appraisal value is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Verified housing payment history - Credit report confirms 61 months satisfactory mortgage rating.; Low DTI - 28% DTI < 43%	3	1	C	A	C	A	C	A	C	A	C	A		QM / Non-HPML
301026333	xxxxx	xxxxx	Credit	TITL 0001	Missing Title Evidence	Missing Preliminary and / or Final Title Policy	12/10/2018 - Exception is cleared with the attached preliminary title report. TITL 0001 Exception Cleared;	12/10/2018 - Exception is cleared with the attached preliminary title report. TITL 0001 Exception Cleared;	Verified housing payment history - Credit report confirms 61 months satisfactory mortgage rating.; Low DTI - 28% DTI < 43%	3	1	D	A	D	A	D	A	D	A	D	A		QM / Non-HPML
301026333	xxxxx	xxxxx	Credit	HAZ 0005	Missing evidence of Hazard Insurance	Missing evidence of insurance.	12/10/2018 - Exception is cleared with the attached evidence of insurance for subject property with the insurers cost estimator. HAZ 0005 Exception Cleared;	12/10/2018 - Exception is cleared with the attached evidence of insurance for subject property with the insurers cost estimator. HAZ 0005 Exception Cleared;	Verified housing payment history - Credit report confirms 61 months satisfactory mortgage rating.; Low DTI - 28% DTI < 43%	3	1	C	A	C	A	C	A	C	A	C	A		QM / Non-HPML
301026333	xxxxx	xxxxx	Compliance	FINS 0004	Special Flood Hazard Notification is Missing or Not Executed	Missing the Flood Cert, thus unable to confirm flood zone.	12/10/2018 - Exception is cleared with the attached flood certificate. Food zone designation x,, subject is not located in a Special Flood Hazard Area. FINS 0004 Exception Cleared;	12/10/2018 - Exception is cleared with the attached flood certificate. Food zone designation x, subject is not located in a Special Flood Hazard Area. FINS 0004 Exception Cleared;	Verified housing payment history - Credit report confirms 61 months satisfactory mortgage rating.; Low DTI - 28% DTI < 43%	3	1	C	A	C	A	C	A	C	A	C	A		QM / Non-HPML
301026333	xxxxx	xxxxx	Credit	CRED 0103	Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information	Missing evidence of tax and insurance for non-subject REO.	12/10/2018 - Exception is cleared with the attached evidence of insurance and property information for non-subject REO. Documented debt service is greater than the qualifying payment resulting in a DTI variance < 2%, which is deemed to be acceptable. CRED 0103 Exception Cleared;	12/10/2018 - Exception is cleared with the attached evidence of insurance and property information for non-subject REO. Documented debt service is greater than the qualifying payment resulting in a DTI variance < 2%, which is deemed to be acceptable. CRED 0103 Exception Cleared;	Verified housing payment history - Credit report confirms 61 months satisfactory mortgage rating.; Low DTI - 28% DTI < 43%	3	1	C	A	C	A	C	A	C	A	C	A		QM / Non-HPML
301026333	xxxxx	xxxxx	Compliance	TRID 0088	Disclosed Finance Charge Must Be >= Actual Finance Charge - $100	The disclosed finance charge ($615,076.35) is ($144.98) below the actual finance charge($615,221.33). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1)	Exception is cured. Attached is a copy of the dry-funding CD. Corrective re-disclosure, letter of explanation, copy of refund check, with tracking slip to evidence delivery to borrower was completed within 60 days of discovery was previously provided via stip presentment. Tracking via 3rd Party Carrier Website confirms delivery. Exception Overridden to EV2;
12/11/2018 - Attached screen print of the lenders calculated finance charge and change of circumstance form are insufficient to satisfy the exception. Provide an itemization of amount financed for review. TRID 0088 Exception Remains;
12/13/2018 - Lender posted response is insufficient to satisfy the exception. Provide an itemization of amount financed for review.  TRID 0088 Exception Remains;
12/21/2018 - Attached itemization of amount financed does not include the Loan Service Fee paid to settlement agent in the finance charges, thus resulting in the under-disclosure. TRID 0088 Exception Remains;
12/26/2018 - Attached corrective re-disclosure with accompanying letter of explanation is insufficient to satisfy the exception. Missing copy of refund check and evidence of trackable delivery to borrower. Also missing is official documentation from the settlement agent to support the fee changes made to the attached corrective re-disclosure. TRID 0088 Exception Remains;
1/8/2019 - Exception is partially cured with the attached copy of the corrective re-disclosure, accompanying letter of explanation, copy of refund check, with tracking slip.  Missing copy of dry funding CD. TRID 0088 Exception Remains;
1/9/2019 - Exception is cured. Attached is a copy of the dry-funding CD. Corrective re-disclosure, letter of explanation, copy of refund check, with tracking slip to evidence delivery to borrower was completed within 60 days of discovery was previously provided via stip presentment on 1/8. Tracking via 3rd Party Carrier Website confirms delivery completed within 60 days of discovery under 130(b). TRID 0088 Exception Overridden to EV2;

									Verified housing payment history - Credit report confirms 61 months satisfactory mortgage rating.; Low DTI - 28% DTI < 43%	3	2	C	B	C	B	C	B	C	B	C	B		QM / Non-HPML
301026333	xxxxx	xxxxx	Property	APPR 0044	HPML Appraisal Requirements are Not Met	Appraiser Certification does not include any verbiage that the appraisal was prepared in accordance with Title XI of FIRREA.	12/26/2018 - Exception is cleared. Loan is not HPML. APPR 0044 Exception Cleared;	12/10/2018 - Attached certification for the review is insufficient to satisfy the exception. Appraisal does not include any verbiage that the appraisal was prepared in accordance with Title XI of FIRREA. APPR 0044 Exception Remains; 12/13/2018 - Attached 3rd party service provider summary statement is insufficient to satisfy the exception. Appraisal does not include any verbiage that the appraisal was prepared in accordance with Title XI of FIRREA. APPR 0044 Exception Remains; 12/26/2018 - Exception is cleared. Loan is not HPML. APPR 0044 Exception Cleared;	Verified housing payment history - Credit report confirms 61 months satisfactory mortgage rating.; Low DTI - 28% DTI < 43%	3	1	D	A	D	A	D	A	D	A	D	A		QM / Non-HPML
301026333	xxxxx	xxxxx	Credit	QMATR 0010	Income used to qualify does not adhere to Appendix Q	Missing complete 24 month employment verification for B2. No letter of explanation for 30+ day employment gap.	12/27/2018 - Exception is cleared with the attached B2 signed letter of explanation for documented 30+ day employment gap. QMATR 0010 Exception Cleared;	12/10/2018 - Attached VOEs were presented in the loan file. Missing 30+ day employment gap letter. QMATR 0010 Exception Remains; 12/27/2018 - Exception is cleared with the attached B2 signed letter of explanation for documented 30+ day employment gap. QMATR 0010 Exception Cleared;	Verified housing payment history - Credit report confirms 61 months satisfactory mortgage rating.; Low DTI - 28% DTI < 43%	3	1	C	A	C	A	C	A	C	A	C	A		QM / Non-HPML
301026333	xxxxx	xxxxx	Credit	GIDE 0001	Guideline Exception(s)	Missing lender appraisal review as required per lender guide.	12/10/2018 - Exception is cleared with the attached signed Administrative Appraisal review. GIDE 0001 Exception Cleared;	12/10/2018 - Exception is cleared with the attached signed Administrative Appraisal review. GIDE 0001 Exception Cleared;	Verified housing payment history - Credit report confirms 61 months satisfactory mortgage rating.; Low DTI - 28% DTI < 43%	3	1	C	A	C	A	C	A	C	A	C	A		QM / Non-HPML
301026333	xxxxx	xxxxx	Credit	TITL 0005	Missing Closing Protection Letter in File	Missing Closing Protection Letter in File	12/12/2018 - Exception is cleared with the attached copy of the closing protection letter. TITL 0005 Exception Cleared;	12/12/2018 - Exception is cleared with the attached copy of the closing protection letter. TITL 0005 Exception Cleared;	Verified housing payment history - Credit report confirms 61 months satisfactory mortgage rating.; Low DTI - 28% DTI < 43%	3	1	C	A	C	A	C	A	C	A	C	A		QM / Non-HPML
301026333	xxxxx	xxxxx	Credit	FRAUD 0001	Fraud report alerts have not been addressed	Fraud report indicates subject is located in a zip code declared as a disaster area. No disaster report provided. Also missing investors acknowledgement of the subject being located is declared disaster area.	Client: 12/28/2018 - Exception is overridden to EV2. Disaster Inspection Report confirms no damage to subject property after the declared disaster date, which is deemed acceptable by the investor to satisfy the exception. FRAUD 0001 Exception Overridden to EV2;	12/19/2018 - Exception is partially cleared with the attached Disaster Area Inspection Report confirming no damage to subject property. Missing is investors acknowledgement of the subject being located in a declared disaster area. FRAUD 0001 Exception Remains; 12/28/2018 - Exception is overridden to EV2. Disaster Inspection Report confirms no damage to subject property after the declared disaster date, which is deemed acceptable by the investor to satisfy the exception. FRAUD 0001 Exception Overridden to EV2;	Verified housing payment history - Credit report confirms 61 months satisfactory mortgage rating.; Low DTI - 28% DTI < 43%	3	2	C	B	C	B	C	B	C	B	C	B		QM / Non-HPML
300923703	xxxxx	xxxxx	Property	PROP 0012	Missing Certificate of Occupancy	Missing Certificate of Occupancy required for new construction.	1/24/2019 - Exception is cleared with the attached letter issued by the local municipality that confirms COOs are not issued for residential construction. The letter also confirms that the subject property received a final inspection approval by the county inspector. PROP 0012 Exception Cleared;	1/2/2019 - Attached final inspection record is insufficient to satisfy the exception. Missing Certificate of Occupancy issued by the local municipality that confirms subject is suitable for occupancy. PROP 0012 Exception Remains; 1/24/2019 - Exception is cleared with the attached letter issued by the local municipality that confirms COOs are not issued for residential construction. The letter also confirms that the subject property received a final inspection approval by the county inspector. PROP 0012 Exception Cleared;	Low DTI - Review DTI < Maximum DTI allowed of 43%.	3	1	C	A	C	A	C	A	C	A	C	A		QM / Non-HPML
301035580	xxxxx	xxxxx	Credit	CRED 0007	Missing Employment doc (VOE)	Borrower had documented employment gap. Email in file acknowledged a gap but was not specific as to the dates of the employment gap and reason. Missing detailed LOE from borrower addressing dates and reason for 9.5 month gap in employment.		1/23/2019 - Exception is overridden to EV2 with the attached email correspondence from the borrower to address the documented extended absence. Two year employment prior to absence documented in file as required per Appendix Q. CRED 0007 Exception Overridden to EV2;	Verified reserves - Post closing reserves of xxxx, xxxxx months of verified PITI reserves. 9 months of PITI reserves required. ; Verified credit history - 812/794 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 12/2000.	3	2	C	B	C	B	C	B	C	B	C	B		QM / Non-HPML
301150018	xxxxx	xxxxx	Property	APPR 0040	Missing Third Party Appraisal Review	Missing required 3rd party appraisal analysis to reflect value is supported. No post closing CDA provided.	5/6/2019 - Received 3rd Party Desk Review that reflects original appraisal value is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	5/6/2019 - Received 3rd Party Desk Review that reflects original appraisal value is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Verified housing payment history - Credit report confirms xx months satisfactory mortgage rating on departing residence.; Low LTV/CLTV/HCLTV - 67.77% LTV < 80%	3	1	C	A	C	A	C	A	C	A	C	A		QM / Non-HPML
301150018	xxxxx	xxxxx	Credit	HAZ 0005	Missing evidence of Hazard Insurance	Missing evidence of insurance, thus unable to confirm sufficient coverage OR monthly insurance premium.	4/16/2019 - Exception is cleared with the attached evidence of insurance for subject property. Coverage is sufficient to cover the Note amount. HAZ 0005 Exception Cleared;	4/16/2019 - Exception is cleared with the attached evidence of insurance for subject property. Coverage is sufficient to cover the Note amount. HAZ 0005 Exception Cleared;	Verified housing payment history - Credit report confirms xx months satisfactory mortgage rating on departing residence.; Low LTV/CLTV/HCLTV - 67.77% LTV < 80%	3	1	C	A	C	A	C	A	C	A	C	A		QM / Non-HPML
301150018	xxxxx	xxxxx	Credit	CRED 0083	Asset Documentation is Insufficient	Transfers to borrowers individual account from the business account documented in file. No letter of explanation provided.	4/17/2019 - Exception is cleared with the attached email correspondence from the borrower addressing the reason, supplement purchase of new home, for the transfer of business funds to personal account. CRED 0083 Exception Cleared;	4/17/2019 - Exception is cleared with the attached email correspondence from the borrower addressing the reason, supplement purchase of new home, for the transfer of business funds to personal account. CRED 0083 Exception Cleared;	Verified housing payment history - Credit report confirms xx months satisfactory mortgage rating on departing residence.; Low LTV/CLTV/HCLTV - 67.77% LTV < 80%	3	1	C	A	C	A	C	A	C	A	C	A		QM / Non-HPML
301213528	xxxxx	xxxxx	Property	APPR 0040	Missing Third Party Appraisal Review	Missing required Post Closing 3rd party appraisal analysis to reflect value is supported. No post closing CDA provided.	7/8/2019 - "Please rescind; seller-provided CDA on pg 495 of loan file". Exception is cleared with the lender ordered pre-close CDA provided in file that supports the original appraised value. APPR 0040 Exception Cleared;	7/8/2019 - "Please rescind; seller-provided CDA on pg 495 of loan file". Exception is cleared with the lender ordered pre-close CDA provided in file that supports the original appraised value. APPR 0040 Exception Cleared; 7/3/19 - Received e-mail correspondence from client of: "Please rescind; Seller-provided CDA in file." Exception remains. No seller CDA was provided in loan file. APPR 0040 Exception Remains.:	Verified reserves - Post closing reserves of xxxx, xxxx months of verified PITI reserves. 18 months of PITI reserves required. ; Verified housing payment history - xxxx months of prior mortgage history reflect a 0x30 payment history.	3	1	C	A	C	A	C	A	C	A	C	A		QM / Non-HPML
301213528	xxxxx	xxxxx	Credit	CRED 0103	Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information	1008 / final 1003 reflect that lender qualified borrower with HOA dues. Appraisal does not indicate any HOA dues are paid and subject is not located in a PUD. Title Commitment does not indicate subject is located in a PUD. Missing documentation of HOA dues considered in qualifying.	7/24/2019 - Exception is cleared with the attached corrected 1003 provided to eliminate the monthly HOA liability which corresponds with projected payment on the CD, thus no signature required. A lender signed attestation confirming no HOA dues, which is in support of the documentation in file (eg CD, Appraisal, Title ., and Mortgage), was provided via stip presentment on 7/12. Corrected 1008 was provided via stip presentment on 7/17. CRED 0103 Exception Cleared;
7/10/2019 - Attached evidence of insurance and tax is insufficient to satisfy the exception. CRED 0103 Exception Remains;
7/12/2019 - Exception is partially cleared with the attached lender signed attestation confirming no HOA dues, which is in support of the documentation in file (eg CD, Appraisal, Title Commitment, and Mortgage). Provide a corrected 1008 / 1003 application to eliminate the HOA liability. CRED 0103 Exception Remains;
7/17/2019 - Exception is partially cleared with the attached corrected 1008 to correspond with processor certification provided on 7/12 that confirms no HOA liability. Missing is the updated 1003. Attached initial 1003 application is insufficient to satisfy the exception. Final 1003 application signed at closing listed the HOA liability. CRED 0103 Exception Remains;
7/24/2019 - Exception is cleared with the attached corrected 1003 provided to eliminate the monthly HOA liability which corresponds with projected payment on the CD, thus no signature required. A lender signed attestation confirming no HOA dues, which is in support of the documentation in file (eg CD, Appraisal, Title ., and Mortgage), was provided via stip presentment on 7/12. Corrected 1008 was provided via stip presentment on 7/17. CRED 0103 Exception Cleared;
									Verified reserves - Post closing reserves of xxxx, xxxx months of verified PITI reserves. 18 months of PITI reserves required. ; Verified housing payment history - xxxx months of prior mortgage history reflect a 0x30 payment history.	3	1	C	A	C	A	C	A	C	A	C	A		QM / Non-HPML
301213528	xxxxx	xxxxx	Compliance	TRID 0009	Initial Closing Disclosure Sent Method Not In Person and No Received Date
The Initial Closing Disclosure was provided on (xxxxx) via (U.S. Mail). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction not later than three business days prior to the consummation date of (xxxxx). Since the Initial Closing Disclosure was not provided in person, a consumer is considered to have received it on (xxxxx), which is three business days after it was delivered or placed in the mail. Since the Initial Closing Disclosure was not provided to the consumer in person, it should have been provided to the consumer no later than (xxxxx), for consummation to occur on (xxxxx). (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii))
							7/12/2019 - Exception is cleared with the attached screen print from the lenders LOS that documents Closing Disclosure was esigned by the borrower(s) on the issuance date. TRID 0009 Exception Cleared;	7/10/2019 - Attached disclosure tracking for initial LE is insufficient to satisfy the exception. Missing is evidence of delivery to borrower of the initial CD. TRID 0009 Exception Remains; 7/12/2019 - Exception is cleared with the attached screen print from the lenders LOS that documents Closing Disclosure was esigned by the borrower(s) on the issuance date. TRID 0009 Exception Cleared;	Verified reserves - Post closing reserves of xxxx, xxxx months of verified PITI reserves. 18 months of PITI reserves required. ; Verified housing payment history - xxxx months of prior mortgage history reflect a 0x30 payment history.	3	1	C	A	C	A	C	A	C	A	C	A		QM / Non-HPML